UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5454

Dreyfus Premier New Jersey Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31/07
Date of reporting period:	9/30/08

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier New Jersey Municipal Bond Fund, Inc.
September 30, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--95.0%	Rate (%)	Date	Amount ($)	Value ($)

New Jersey--90.2%
Atlantic County Utilities
Authority, Solid Waste System
Revenue	7.13	3/1/16	13,250,000	13,342,750
Bayonne Redevelopment Agency,
Revenue (Royal Caribbean
Project)	5.38	11/1/35	4,120,000	3,288,625
Bergen County Utilities Authority,
Water Pollution Control
Revenue (Insured; FGIC)	5.38	12/15/13	1,155,000	1,204,099
Bordentown Sewer Authority,
Revenue (Insured; FGIC)	5.38	12/1/20	3,880,000	3,900,564
Burlington County Bridge
Commission, EDR (The
Evergreens Project)	5.63	1/1/38	2,500,000	2,028,300
Camden
(Insured; FSA)	0.00	2/15/12	4,385,000 a	3,881,734
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	4,545,000	4,254,438
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	2,000,000	1,872,140
Carteret Board of Education,
COP (Insured; MBIA, Inc.)	6.00	1/15/10	440,000 b	464,024
East Orange
(Insured; FSA)	0.00	8/1/10	4,240,000 a	4,009,683
East Orange
(Insured; FSA)	0.00	8/1/11	2,500,000 a	2,276,775
East Orange Board of Education,
COP, LR (Insured; FSA)	0.00	2/1/21	685,000 a	353,296
East Orange Board of Education,
COP, LR (Insured; FSA)	0.00	2/1/26	745,000 a	275,099
East Orange Board of Education,
COP, LR (Insured; FSA)	0.00	2/1/28	2,345,000 a	764,681
Essex County Improvement
Authority, LR (County
Correctional Facility Project)
(Insured; FGIC)	6.00	10/1/10	10,000,000 b	10,634,100
Freehold Regional High School
District, School District

Bonds (Guaranteed; School Bond
Reserve Act and Insured; FGIC)	5.50	3/1/09	1,450,000	1,469,908
Freehold Regional High School
District, School District
Bonds (Guaranteed; School Bond
Reserve Act and Insured; FGIC)	5.50	3/1/10	2,460,000	2,561,229
Gloucester County Improvement
Authority, County Guaranteed
Loan Revenue (County Capital
Program)	5.00	4/1/38	8,000,000	7,586,880
Gloucester Township Municipal
Utilities Authority, Sewer
Revenue (Insured; AMBAC)	5.65	3/1/18	2,530,000	2,725,695
Hudson County Improvement
Authority, Harrison Stadium
Land Acquisition Special
Obligation Revenue (Harrison
Redevelopment Project)
(Insured; MBIA, Inc.)	0.00	12/15/34	3,000,000 a	610,800
Jersey City
(Insured; FSA)	0.00	5/15/10	4,745,000 a	4,518,047
Jersey City,
GO (Fiscal Year Adjustment
Refunding Bonds) (Insured;
AMBAC)	6.00	10/1/08	1,575,000	1,575,126
Jersey City,
GO (Fiscal Year Adjustment
Refunding Bonds) (Insured;
AMBAC)	6.00	10/1/08	915,000	915,091
Jersey City,
Public Improvement Revenue
(Insured; MBIA, Inc.)	5.25	9/1/09	1,605,000 b	1,663,823
Mercer County Improvement
Authority, County Secured Open
Space Revenue (Insured; MBIA,
Inc.)	5.00	8/1/40	3,290,000	3,073,715
Middlesex County Improvement
Authority, Utility System
Revenue (Perth Amboy Project)
(Insured; AMBAC)	0.00	9/1/20	3,745,000 a	1,969,009
Middlesex County Improvement
Authority, Utility System
Revenue (Perth Amboy Project)
(Insured; AMBAC)	0.00	9/1/22	4,740,000 a	2,156,131
Middlesex County Utilities
Authority, Sewer Revenue
(Insured; MBIA, Inc.)	6.25	8/15/10	650,000	671,898
New Jersey
(Insured; MBIA, Inc.)	6.00	7/15/10	7,400,000	7,820,616
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/24	2,300,000	2,009,832

New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.75	6/15/29	12,500,000	10,976,250
New Jersey Economic Development
Authority, Department of Human
Services Composite Revenue
(Division of Developmental
Disabilities)	6.25	7/1/24	1,255,000	1,261,501
New Jersey Economic Development
Authority, Department of Human
Services Composite Revenue
(Division of Mental Health
Services)	6.10	7/1/17	2,555,000	2,662,054
New Jersey Economic Development
Authority, District Heating
and Cooling Revenue
(Trigen-Trenton District
Energy Company L.P. Project)	6.20	12/1/10	3,600,000	3,603,960
New Jersey Economic Development
Authority, EDR (American
Airlines, Inc. Project)	7.10	11/1/31	1,085,000	590,934
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of New
Jersey Project)	5.00	6/1/18	1,680,000	1,622,158
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of New
Jersey Project)	5.88	6/1/18	2,750,000	2,796,007
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of New
Jersey Project)	5.50	6/1/21	1,920,000	1,873,690
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of New
Jersey Project)	6.00	6/1/25	1,000,000	1,003,120
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of New
Jersey Project)	5.25	6/1/32	350,000	315,791
New Jersey Economic Development
Authority, EDR (United
Methodist Homes of New Jersey
Obligated Group Issue)	5.50	7/1/19	3,000,000	2,634,630
New Jersey Economic Development
Authority, First Mortgage
Revenue (Fellowship Village
Project)	5.50	1/1/18	2,950,000	2,836,012
New Jersey Economic Development
Authority, First Mortgage
Revenue (Fellowship Village

Project)	5.50	1/1/25	3,000,000	2,665,470
New Jersey Economic Development
Authority, Motor Vehicle
Surcharge Revenue (Insured;
MBIA, Inc.)	0.00	7/1/20	3,350,000 a	1,787,828
New Jersey Economic Development
Authority, Motor Vehicle
Surcharge Revenue (Insured;
MBIA, Inc.)	0.00	7/1/21	2,620,000 a	1,303,476
New Jersey Economic Development
Authority, Retirement
Community Revenue (Seabrook
Village, Inc. Facility)	5.25	11/15/26	1,700,000	1,360,595
New Jersey Economic Development
Authority, Revenue (Department
of Human Services Pooled
Financing Program)	5.75	7/1/14	1,080,000	1,143,256
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/12	1,000,000 a	883,340
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/13	1,000,000 a	842,530
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/15	3,250,000 a	2,450,077
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/17	5,000,000 a	3,329,000
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/18	2,500,000 a	1,560,350
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/20	6,500,000 a	3,525,990
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/22	6,000,000 a	2,819,640
New Jersey Economic Development
Authority, Revenue
(Transportation Project)
(Insured; FSA)	5.25	5/1/11	2,210,000	2,330,578
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	9/1/37	1,000,000	937,580

New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
AMBAC)	5.25	6/15/11	10,000,000 b,c	10,598,600
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
AMBAC)	5.50	9/1/24	4,300,000	4,308,858
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
AMBAC)	5.00	9/1/37	9,000,000	8,413,380
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
FGIC)	5.50	9/1/27	10,000,000	9,849,300
New Jersey Economic Development
Authority, Special Facility
Revenue (Continental Airlines,
Inc. Project)	6.25	9/15/19	5,000,000	4,133,150
New Jersey Economic Development
Authority, State LR (State
Office Buildings Project)
(Insured; AMBAC)	6.00	6/15/10	2,425,000 b	2,564,874
New Jersey Economic Development
Authority, Waste Paper
Recycling Revenue (Marcal
Paper Mills Inc. Project)	6.25	2/1/09	1,485,000	1,475,674
New Jersey Educational Facilities
Authority, Revenue (Fairleigh
Dickenson University Issue)	6.00	7/1/20	4,535,000	4,547,607
New Jersey Educational Facilities
Authority, Revenue (Georgian
Court University Project)	5.00	7/1/27	1,000,000	877,000
New Jersey Educational Facilities
Authority, Revenue (Georgian
Court University Project)	5.25	7/1/27	500,000	452,855
New Jersey Educational Facilities
Authority, Revenue (Georgian
Court University Project)	5.00	7/1/33	1,880,000	1,606,761
New Jersey Educational Facilities
Authority, Revenue (Georgian
Court University Project)	5.25	7/1/37	750,000	650,370
New Jersey Educational Facilities
Authority, Revenue (New Jersey
City University Issue)
(Insured; Assured Guaranty)	5.00	7/1/35	12,165,000	11,611,857
New Jersey Educational Facilities
Authority, Revenue (Princeton
University)	5.25	7/1/10	2,885,000 b	3,018,835
New Jersey Educational Facilities
Authority, Revenue (Princeton

University)	5.00	7/1/15	120,000 b	129,054
New Jersey Educational Facilities
Authority, Revenue (Public
Library Project Grant Program
Issue) (Insured; AMBAC)	5.50	9/1/17	1,500,000	1,555,860
New Jersey Educational Facilities
Authority, Revenue (Public
Library Project Grant Program
Issue) (Insured; AMBAC)	5.00	9/1/22	5,500,000	5,398,690
New Jersey Educational Facilities
Authority, Revenue (Rowan
University Issue) (Insured;
FGIC)	5.75	7/1/10	15,405,000 b	16,177,561
New Jersey Educational Facilities
Authority, Revenue (Stevens
Institute of Technology Issue)	5.38	7/1/14	2,500,000 b	2,726,550
New Jersey Educational Facilities
Authority, Revenue (Stevens
Institute of Technology Issue)	5.00	7/1/27	5,000,000	4,302,500
New Jersey Educational Facilities
Authority, Revenue (Stevens
Institute of Technology Issue)	5.00	7/1/34	4,250,000	3,453,125
New Jersey Educational Facilities
Authority, Revenue (The
Richard Stockton College of
New Jersey Issue)	5.38	7/1/38	10,000,000	9,467,600
New Jersey Educational Facilities
Authority, Revenue (The
Richard Stockton College of
New Jersey Issue) (Insured;
MBIA, Inc.)	5.00	7/1/34	4,005,000	3,694,372
New Jersey Educational Facilities
Authority, Revenue (The
Richard Stockton College of
New Jersey Issue) (Insured;
MBIA, Inc.)	5.00	7/1/37	6,945,000	6,370,857
New Jersey Educational Facilities
Authority, Revenue (The
William Paterson University of
New Jersey Issue) (Insured;
Assured Guaranty)	5.00	7/1/38	3,745,000	3,539,999
New Jersey Environmental
Infrastructure Trust,
Environmental Infrastructure
Bonds	5.25	9/1/10	4,070,000 b	4,310,171
New Jersey Health Care Facilities
Financing Authority, Revenue
(Atlantic City Medical Center
Issue)	6.00	7/1/12	6,145,000	6,521,566
New Jersey Health Care Facilities
Financing Authority, Revenue
(Atlantic City Medical Center

Issue)	6.25	7/1/12	2,270,000 b	2,507,374
New Jersey Health Care Facilities
Financing Authority, Revenue
(Atlantic City Medical Center
Issue)	6.25	7/1/17	2,730,000	2,828,198
New Jersey Health Care Facilities
Financing Authority, Revenue
(Capital Health System
Obligated Group Issue)	5.75	7/1/23	3,000,000	2,887,200
New Jersey Health Care Facilities
Financing Authority, Revenue
(General Hospital Center at
Passaic, Inc. Obligated Group
Issue) (Insured; FSA)	6.75	7/1/19	550,000	632,368
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hackensack University Medical
Center Issue) (Insured;
Assured Guaranty)	5.25	1/1/31	3,750,000	3,583,875
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hackensack University Medical
Center Issue) (Insured;
Assured Guaranty)	5.25	1/1/36	3,000,000	2,853,840
New Jersey Health Care Facilities
Financing Authority, Revenue
(Meridian Health System
Obligated Group Issue)
(Insured; Assured Guaranty)	5.00	7/1/38	5,000,000	4,635,500
New Jersey Health Care Facilities
Financing Authority, Revenue
(Robert Wood Johnson
University Hospital Issue)	5.38	7/1/13	2,000,000	2,051,600
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Barnabas Health Care
System Issue) (Insured; MBIA,
Inc.)	0.00	7/1/23	2,280,000 a	1,026,228
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Barnabas Health Care
System Issue) (Insured; MBIA,
Inc.)	0.00	7/1/23	3,220,000 a	1,363,606
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Joseph's Healthcare
System Obligated Group Issue)	6.00	7/1/18	1,000,000	931,380
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Joseph's Healthcare
System Obligated Group Issue)	6.63	7/1/38	4,000,000	3,625,600
New Jersey Health Care Facilities

Financing Authority, Revenue
(South Jersey Hospital Issue)	6.00	7/1/12	2,475,000	2,590,384
New Jersey Health Care Facilities
Financing Authority, Revenue
(Trinitas Hospital Obligated
Group)	7.38	7/1/10	4,000,000 b	4,306,080
New Jersey Health Care Facilities
Financing Authority, State
Contract Revenue (Hospital
Asset Transformation Program)	5.25	10/1/38	2,700,000	2,508,057
New Jersey Higher Education
Assistance Authority, Student
Loan Revenue (Insured; MBIA,
Inc.)	6.13	6/1/17	280,000	282,612
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty)	5.88	6/1/21	12,000,000	11,445,480
New Jersey Highway Authority,
Revenue (Garden State Parkway)	6.00	1/1/19	6,645,000	7,398,144
New Jersey Housing and Mortgage
Finance Agency, Home Buyer
Revenue (Insured; MBIA, Inc.)	5.75	4/1/18	1,165,000	1,165,757
New Jersey Housing and Mortgage
Finance Agency, Home Buyer
Revenue (Insured; MBIA, Inc.)	5.30	4/1/26	335,000	335,084
New Jersey Housing and Mortgage
Finance Agency, MFHR (Insured:
AMBAC and FHA)	5.65	5/1/40	4,480,000	4,134,278
New Jersey Housing and Mortgage
Finance Agency, MFHR (Insured;
FSA)	5.70	5/1/20	2,320,000	2,339,465
New Jersey Housing and Mortgage
Finance Agency, MFHR (Insured;
FSA)	5.75	5/1/25	815,000	818,024
New Jersey Housing and Mortgage
Finance Agency, SFHR	5.25	10/1/37	2,375,000	2,312,917
New Jersey Transit Corporation,
Federal Transit Administration
Grants, COP (Master Lease
Agreement) (Insured; AMBAC)	5.75	9/15/10	5,000,000 b	5,291,750
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.50	6/15/09	2,725,000	2,786,885
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	6/15/20	4,000,000	4,003,320
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.50	12/15/23	7,000,000	7,006,510
New Jersey Transportation Trust
Fund Authority (Transportation

System) (Insured; AMBAC)	0.00	12/15/24	6,000,000 a	2,393,520
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	5.00	12/15/32	10,000,000	9,334,500
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	5.00	12/15/34	5,150,000	4,787,594
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; MBIA Inc.)	6.00	12/15/11	4,800,000 b	5,235,408
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; MBIA, Inc.)	6.00	12/15/11	5,000,000 b	5,453,550
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; MBIA, Inc.)	7.00	6/15/12	2,255,000	2,552,254
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; MBIA, Inc.)	7.00	6/15/12	3,745,000	4,197,696
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	60,000	66,645
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	160,000	177,648
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA)	6.50	1/1/16	835,000	925,097
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA)	6.50	1/1/16	165,000	188,613
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA)	5.00	1/1/20	5,000,000	5,048,000
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA)	5.25	1/1/26	3,900,000	3,817,398
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
MBIA, Inc.)	5.75	1/1/10	685,000	712,825
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
MBIA, Inc.)	5.75	1/1/10	2,315,000	2,395,192
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
MBIA, Inc.)	6.50	1/1/16	17,935,000	19,913,231
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
MBIA, Inc.)	6.50	1/1/16	3,520,000	4,028,499
North Jersey District Water Supply
Commission, Sewer Revenue
(Wanaque South Project)
(Insured; MBIA, Inc.)	6.00	7/1/19	2,000,000	2,207,200
Port Authority of New York and New
Jersey (Consolidated Bonds,
93rd Series)	6.13	6/1/94	3,000,000	3,143,400
Port Authority of New York and New
Jersey, Special Obligation

Revenue (JFK International Air
Terminal LLC Project)
(Insured; MBIA, Inc.)	6.25	12/1/15	5,000,000	4,876,550
Rahway Valley Sewerage Authority,
Sewer Revenue (Insured; MBIA,
Inc.)	0.00	9/1/30	7,550,000 a	2,042,653
Salem County Improvement
Authority, City-Guaranteed
Revenue (Finlaw State Office
Building Project) (Insured;
FSA)	5.25	8/15/38	3,640,000	3,575,135
South Brunswick Township Board of
Education, School Bonds
(Guaranteed; School Bond
Reserve Act and Insured; FGIC)	5.63	12/1/09	1,820,000 b	1,888,887
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.38	6/1/12	2,500,000 b	2,664,850
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	6.75	6/1/13	1,790,000 b	2,024,902
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/13	10,630,000 b	12,133,188
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.63	6/1/26	3,000,000	2,291,220
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/32	6,180,000	6,555,311
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.75	6/1/34	9,000,000	5,897,970
Union County Improvement
Authority, Revenue
(Correctional Facility Project)	5.00	6/15/22	3,155,000	3,151,656
Union County Utilities Authority,
Solid Waste Revenue (Ogden
Martin Systems of Union, Inc.)
(Insured; AMBAC)	5.38	6/1/20	4,990,000	4,623,435
University of Medicine and
Dentistry of New Jersey
(Insured; AMBAC)	5.50	12/1/27	15,425,000	15,031,663
West Orange Board of Education,
COP (Insured; MBIA, Inc.)	6.00	10/1/09	500,000 b	522,790
U.S. Related--4.8%

Guam Waterworks Authority,
Water and Wastewater System
Revenue	6.00	7/1/25	1,000,000	940,950
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/25	5,000,000	4,596,750
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA, Inc.)	5.65	7/1/15	2,000,000	2,069,500
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	11,000,000	10,312,280
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Insured; AMBAC)	0.00	8/1/54	46,600,000 a	2,602,144
Virgin Islands Public Finance
Authority, Revenue (Senior
Lien Fund) (Insured; ACA)	5.50	10/1/08	1,500,000	1,500,075
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.50	10/1/10	3,000,000 b	3,255,060
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.38	10/1/19	2,000,000	2,050,660
Total Long-Term Municipal Investments
(cost $558,602,516)				543,588,366
Short-Term Municipal	Coupon	Maturity	Principal
Investments--5.2%	Rate (%)	Date	Amount ($)	Value ($)

New Jersey;
New Jersey Economic Development
Authority, Dock Facility
Revenue, Refunding
(Bayonne/IMTT-Bayonne Project)
(LOC; SunTrust Bank)	3.85	10/1/08	100,000 d	100,000
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (LOC:
Bank of Nova Scotia and Lloyds
TSB Bank PLC)	4.00	10/1/08	13,300,000 d	13,300,000
New Jersey Educational Facilities
Authority, Revenue (Princeton
University)	4.25	10/1/08	9,000,000 d	9,000,000
Port Authority of New York and New
Jersey, Special Obligation
Revenue (Versatile Structure
Obligation) (Liquidity
Facility; Bayerische
Landesbank)	3.80	10/1/08	500,000 d	500,000
Port Authority of New York and New
Jersey, Special Obligation
Revenue (Versatile Structure
Obligation) (Liquidity

Facility; JPMorgan Chase Bank)	3.80	10/1/08	300,000 d	300,000
Port Authority of New York and New
Jersey, Special Obligation
Revenue (Versatile Structure
Obligation) (Liquidity
Facility; JPMorgan Chase Bank)	5.20	10/1/08	6,800,000 d	6,800,000
Total Short-Term Municipal Investments
(cost $30,000,000)				30,000,000
Total Investments (cost $588,602,516)			100.2%	573,588,366
Liabilities, Less Cash and Receivables			(.2%)	(1,171,402)
Net Assets			100.0%	572,416,964

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Purchased on a delayed delivery basis.
d Variable rate demand note - rate shown is the interest rate in effect at September 30, 2008. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $588,602,516. Net unrealized depreciation on investments was $15,014,150 of which $12,132,902 related to appreciated investment securities and $27,147,052 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue

IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	0		0

Level 2 - Other Significant Observable Inputs	573,588,366		0

Level 3 - Significant Unobservable Inputs	0		0

Total	573,588,366		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier New Jersey Municipal Bond Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 17, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	November 17, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a 2(a) under the Investment Company Act of 1940. (EX-99.CERT)